Fair Values - Narrative (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Discount percentage applied to real estate appraised values	15.00%
Discount percentage applied to lot development appraised values	6.00%
Impaired financing receivable, carrying value	$ 137,200,000	$ 187,100,000
Partial charge-offs on impaired loans	105,100,000	103,800,000
Allowance for loans individually evaluated for impairment	8,276,000	15,935,000
Book value of impaired loans carried at fair value	59,000,000	78,000,000
Impaired loans carried at fair value	53,932,000	67,900,000
Partial charge-Offs on impaired loans carried at fair value	91,600,000	97,600,000
Remaining amount of impaired loans carried at cost	78,200,000	109,100,000
Impaired Financing Receivable, carried at fair value, related expense	16,000,000	37,400,000	59,200,000
MSR recorded at lower of cost or fair value	7,763,000	9,301,000	10,488,000	10,780,000
Mortgage Servicing Rights, at fair value	6,600,000
Valuation allowance of MSR	2,324,000	1,021,000	748,000	574,000
MSRs recorded at cost	1,200,000
Valuation allowance for impairment of recognized servicing assets, provisions (recoveries)	1,303,000	273,000	174,000
Estimated fair value of other real estate owned (OREO)	19,900,000	23,700,000
OREO devaluations	6,872,000	8,219,000	13,206,000
Commercial receivables, excluding commercial, financial, and agricultural
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Allowance for loans individually evaluated for impairment	$ 5,096,000	$ 10,116,000